ACCRUED EXPENSES - COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 6,080	$ 5,003
Administrative expenses	8,814	11,460
Interest expense	59,248	36,870
Taxes Payable, Current	939	0
Accrued expenses	$ 75,081	$ 53,333